Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

NOTE R — Quarterly Financial Data

Quarterly Results of Operations

(Unaudited)

($ in thousands)	First	Second	Third	Fourth

2013
Net sales	$98,062	$105,381	$103,632	$102,386
Gross margins	26,786	32,400	32,001	30,166
Operating earnings/(loss)	2,681	2,443	7,553	5,010
Earnings/(loss) from continuing operations	2,988	(10,253)	5,115	4,147
Earnings/(loss) from discontinued operations	580	(1,082)	1,704	(7,128)
Net earnings/(loss)	3,568	(11,335)	6,819	(2,981)
Basic earnings per share:
Earnings from continuing operations	$0.09	$(0.31)	$0.16	$0.12
Earnings/(loss) from discontinued operations	0.02	(0.03)	0.04	(0.21)
Total	$0.11	$(0.34)	$0.20	$(0.09)
Diluted earnings per share:
Earnings from continuing operations	$0.09	$(0.31)	$0.16	$0.12
Earnings/(loss) from discontinued operations	0.01	(0.03)	0.05	(0.21)
Total	$0.10	$(0.34)	$0.21	$(0.09)

2012
Net sales	$76,418	$76,823	$75,565	$75,675
Gross margins	22,781	23,202	23,146	22,387
Operating earnings/(loss)	1,646	2,391	3,283	7,741
Earnings/(loss) from continuing operations	1,947	2,013	3,601	5,931
Earnings/(loss) from discontinued operations	336	1,288	2,316	2,901
Net earnings/(loss)	2,283	3,301	5,917	8,832
Basic earnings per share:
Earnings from continuing operations	$0.06	$0.07	$0.10	$0.17
Earnings/(loss) from discontinued operations	0.01	0.03	0.07	0.09
Total	$0.07	$0.10	$0.17	$0.26

Diluted earnings per share:
Earnings from continuing operations	$0.06	$0.06	$0.10	$0.17
Earnings/(loss) from discontinued operations	0.01	0.04	0.07	0.08
Total	$0.07	$0.10	$0.17	$0.25